LEASE LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Weighted-average interest rate on lease liabilities	7.32%
Interest expense on lease liabilities	$ 73	$ 84
Expense relating to short-term leases for which recognition exemption has been used	$ 649	$ 388